UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2010

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       1/06/2011
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $239,638


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            December 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      470     9805 SH       SOLE                     8825               980
Anadarko Petroleum Corp        COM              032511107     9292   122009 SH       SOLE                   100654             21355
Automatic Data Processing Inc  COM              053015103      312     6750 SH       SOLE                     6750
Avery Dennison Corp            COM              053611109      733    17306 SH       SOLE                    16006              1300
BP PLC Spons ADR               COM              055622104      263     5965 SH       SOLE                     5965
Becton Dickinson & Co          COM              075887109      255     3020 SH       SOLE                     3020
Berkshire Hathaway Inc         COM              084670108     4698       39 SH       SOLE                       29                10
Berkshire Hathaway Inc Cl B    COM              084670702     4829    60285 SH       SOLE                    56410              3875
Boeing Co                      COM              097023105     5955    91245 SH       SOLE                    74145             17100
Canadian National Railway Co   COM              136375102     1127    16950 SH       SOLE                    16675               275
Cato Corp                      COM              149205106     6321   230624 SH       SOLE                   166513             64111
Cemex S.A.B. de C.V.           COM              151290889     5234   488691 SH       SOLE                   395936             92755
Chesapeake Energy Corp         COM              165167107     1162    44850 SH       SOLE                    44150               700
Chevron Corp                   COM              166764100     7723    84632 SH       SOLE                    66133             18499
Chicago Bridge & Iron          COM              167250109    12497   379842 SH       SOLE                   312867             66975
Colgate Palmolive Co           COM              194162103      767     9545 SH       SOLE                     8520              1025
Compass Minerals Int'l Inc     COM              20451N101     6429    72020 SH       SOLE                    59880             12140
Conagra Foods Inc              COM              205887102     4921   217949 SH       SOLE                   178089             39860
ConocoPhillips                 COM              20825c104     5091    74760 SH       SOLE                    71751              3009
DirectTV Class A               COM              25490A101     5735   143625 SH       SOLE                   114100             29525
Disney Co., Walt               COM              254687106     6092   162399 SH       SOLE                   132149             30250
Dominion Resources Inc         COM              25746U109     1112    26022 SH       SOLE                    25002              1020
Enerplus Corp                  COM              292766102      294     9530 SH       SOLE                     9530
Exxon Mobil Corp               COM              30231G102      301     4110 SH       SOLE                     4110
Forest Labs Inc                COM              345838106     6983   218340 SH       SOLE                   175140             43200
Forest Oil Co                  COM              346091705     7200   189633 SH       SOLE                   143786             45847
Freeport McMoran Copper & Gold COM              35671D857     9341    77783 SH       SOLE                    60594             17189
Gencorp Inc                    COM              368682100     3234   625585 SH       SOLE                   479585            146000
Investor's Real Estate Trust   COM              461730103     2587   288353 SH       SOLE                   274748             13605
Johnson & Johnson              COM              478160104      450     7275 SH       SOLE                     7275
Kansas City Southern Industrie COM              485170302     8910   186175 SH       SOLE                   140050             46125
L-3 Communications Hldgs, Inc  COM              502424104     2521    35770 SH       SOLE                    35380               390
Laboratory Corp of America     COM              50540R409     5860    66650 SH       SOLE                    51915             14735
Leucadia National Corp         COM              527288104     8226   281890 SH       SOLE                   225615             56275
Level 3 Communications         COM              52729N100       98   100362 SH       SOLE                    99282              1080
Lincoln Electric Holdings Inc  COM              533900106     8660   132680 SH       SOLE                   105460             27220
Medtronic Inc                  COM              585055106      301     8125 SH       SOLE                     8125
Merck & Co Inc                 COM              58933Y105      224     6215 SH       SOLE                     6215
Nexen Inc                      COM              65334H102     6776   295880 SH       SOLE                   239285             56595
Patriot Coal Corp              COM              70336T104     6592   340334 SH       SOLE                   256394             83940
Peabody Energy Corp            COM              704549104    12493   195257 SH       SOLE                   160525             34732
Pfizer Inc                     COM              717081103     7873   449627 SH       SOLE                   361570             88057
Plum Creek Timber              COM              729251108     5603   149600 SH       SOLE                   119100             30500
Procter and Gamble Co          COM              742718109      266     4140 SH       SOLE                     4140
SPDR Gold Tr                   COM              78463V107    10591    76345 SH       SOLE                    60630             15715
Schlumberger Ltd               COM              806857108      251     3000 SH       SOLE                     3000
St. Joe Company                COM              790148100     5626   257470 SH       SOLE                   204920             52550
Texas Pacific Land Trust       COM              882610108     5729   157045 SH       SOLE                   122720             34325
US Bancorp                     COM              902973304     1367    50684 SH       SOLE                    50684
Verizon Communications         COM              92343V104      208     5806 SH       SOLE                     5806
Vodafone Group PLC  Spons ADR  COM              92857W209     1326    50147 SH       SOLE                    49747               400
Vulcan Materials               COM              929160109     6528   147150 SH       SOLE                   118875             28275
Wells Fargo Co                 COM              949746101      248     8000 SH       SOLE                     8000
Winnebago Industries           COM              974637100     2174   143024 SH       SOLE                   106225             36799
Yamana Gold, Inc.              COM              98462Y100     5206   406695 SH       SOLE                   339020             67675
Standard & Poor's 500 Deposito                  78462F103     1507    11985 SH       SOLE                    11585               400
Weitz Funds - Value Fund                        94904P203      540 18982.261SH       SOLE                18982.261
Berkshire Hathaway Inc                          084670108     2529       21 SH       SOLE                                         21
                       Total                               239,638
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